Net Income (Loss) per Common Unit (Notes) (Cheniere Energy Partners, LP [Member])	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Cheniere Energy Partners, LP [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Net Income (Loss) Per Common Unit
NET INCOME (LOSS) PER COMMON UNIT

Net income (loss) per common unit for a given period is based on the distributions that will be made to the unitholders with respect to the period plus an allocation of undistributed net income (loss) based on provisions of the partnership agreement, divided by the weighted average number of common units outstanding. Distributions paid by us are presented on the Consolidated Statements of Partners’ and Owners’ Equity. On October 24, 2014, we declared a $0.425 distribution per common unit and the related distribution to our general partner to be paid on November 14, 2014 to owners of record as of November 3, 2014 for the period from July 1, 2014 to September 30, 2014.

The two class method dictates that net income (loss) for a period be reduced by the amount of available cash that will be distributed with respect to that period and that any residual amount representing undistributed net income be allocated to common unitholders and other participating unitholders to the extent that each unit may share in net income as if all of the net income for the period had been distributed in accordance with the partnership agreement. Undistributed income is allocated to participating securities based on the distribution waterfall for available cash specified in the partnership agreement. Undistributed losses (including those resulting from distributions in excess of net income) are allocated to common units and other participating securities on a pro rata basis based on provisions of the partnership agreement. Historical income (losses) attributable to a company that was purchased from an entity under common control are allocated to the predecessor owner in accordance with the terms of the partnership agreement. Distributions are treated as distributed earnings in the computation of earnings per common unit even though cash distributions are not necessarily derived from current or prior period earnings.

The Class B units were issued at a discount to the market price of the common units into which they are convertible.  This discount totaling $2,130.0 million represents a beneficial conversion feature and is reflected as an increase in common and subordinated unitholders’ equity and a decrease in Class B unitholders’ equity to reflect the fair value of the Class B units at issuance on our Consolidated Statements of Partners’ and Owners’ Equity.  The beneficial conversion feature is considered a dividend that will be distributed ratably with respect to any Class B unit from its issuance date through its conversion date, resulting in an increase in Class B unitholders’ equity and a decrease in common and subordinated unitholders’ equity. We amortize the beneficial conversion feature assuming a conversion date of June 2017 and August 2017 for Cheniere Holdings’ and Blackstone’s Class B units, respectively, although actual conversion may occur prior to or after these assumed dates. We are amortizing using the effective yield method with a weighted average effective yield of 888.7% per year and 966.1% per year for Cheniere Holdings’ and Blackstone’s Class B units, respectively. The impact of the beneficial conversion feature is also included in earnings per unit for the nine months ended September 30, 2014 and 2013.

The following is a schedule by years, based on the capital structure as of September 30, 2014, of the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature (in thousands):

	Common Units	Class B Units	Subordinated Units
2014	(2)	6	(4)
2015	(232)	781	(549)
2016	(29,564)	99,685	(70,121)
2017	(594,390)	2,004,209	(1,409,819)

Under our partnership agreement, the incentive distribution rights (“IDRs”) participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss). We did not allocate earnings or losses to IDR holders for the purpose of the two class method earnings per unit calculation for any of the periods presented. The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units, the subordinated units, the general partner and Creole Trail Pipeline Business for purposes of computing net income (loss) per unit (in thousands, except per unit data). The following table also provides net income (loss) per unit, as adjusted, assuming the common units, subordinated units and the general partner had participated in the pre-acquisition date net losses of the Creole Trail Pipeline Business.

The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units and the subordinated units for purposes of computing net income (loss) per unit (in thousands, except per unit data):

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner	Creole Trail Pipeline Business
Nine Months Ended September 30, 2014
Net loss	$(339,197)
Declared distributions	74,261	72,776	—	—	1,485
Assumed allocation of undistributed net loss	$(413,458)	(120,168)	—	(285,021)	(8,269)	—
Assumed allocation of net loss		$(47,392)	$—	$(285,021)	$(6,784)	$—

Weighted average units outstanding		57,079	145,333	135,384
Net loss per unit		$(0.83)	$—	$(2.11)

Nine Months Ended September 30, 2013
Net loss	$(196,851)
Declared distributions	74,261	72,776	—	—	1,485
Assumed allocation of undistributed net loss	$(271,112)	(73,521)	—	(174,382)	(5,059)	(18,150)
Assumed allocation of net loss		$(745)	$—	$(174,382)	$(3,574)	$(18,150)
Assumed allocation of net loss adjusted for the Creole Trail Pipeline Business		$(6,020)	$—	$(186,894)	$(3,937)

Weighted average units outstanding		53,277	—	135,384
Net loss per unit		$(0.01)	$—	$(1.29)
Net loss per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$(0.11)	$—	$(1.38)

NET INCOME (LOSS) PER COMMON UNIT

Net income (loss) per common unit for a given period is based on the distributions that will be made to the unitholders with respect to the period plus an allocation of undistributed net income (loss) based on provisions of the partnership agreement, divided by the weighted average number of common units outstanding. Distributions paid by us are presented on the Consolidated Statements of Partners’ Equity. On January 21, 2014, we declared a $0.425 distribution per common unit and the related distribution to our general partner to be paid to owners of record on February 1, 2014 for the fourth quarter of 2013.

The two class method dictates that net income (loss) for a period be reduced by the amount of available cash that will be distributed with respect to that period and that any residual amount representing undistributed net income be allocated to common unitholders and other participating unitholders to the extent that each unit may share in net income as if all of the net income for the period had been distributed in accordance with the partnership agreement. Undistributed income is allocated to participating securities based on the distribution waterfall for available cash specified in the partnership agreement. Undistributed losses (including those resulting from distributions in excess of net income) are allocated to common units and other participating securities on a pro rata basis based on provisions of the partnership agreement. Historical income (losses) attributable to a company that was purchased from an entity under common control are allocated to the predecessor owner in accordance with the terms of the partnership agreement. Distributions are treated as distributed earnings in the computation of earnings per common unit even though cash distributions are not necessarily derived from current or prior period earnings.

The Class B units were issued at a discount to the market price of the common units into which they are convertible.  This discount totaling $2,130.0 million represents a beneficial conversion feature and is reflected as an increase in common and subordinated unitholders’ equity and a decrease in Class B unitholders’ equity to reflect the fair value of the Class B units at issuance on our Consolidated Statements of Partners’ Equity.  The beneficial conversion feature is considered a dividend that will be distributed ratably with respect to any Class B unit from its issuance date through its conversion date, resulting in an increase in Class B unitholders’ equity and a decrease in common and subordinated unitholders’ equity. We amortize the beneficial conversion feature assuming a conversion date of June 2017 and August 2017 for Cheniere’s and Blackstone’s Class B units, respectively, although actual conversion may occur prior to or after these assumed dates. We are amortizing using the effective yield method with a weighted average effective yield of 888.7% per year and 966.1% per year for Cheniere’s and Blackstone’s Class B units, respectively. The impact of the beneficial conversion feature is also included in earnings per unit for the year ended December 31, 2013.

The following is a schedule by years, based on the capital structure as of December 31, 2013, of the anticipated impact to the capital accounts in connection with the amortization of the beneficial conversion feature (in thousands):

	Common Units	Class B Units	Subordinated Units
2014	(2)	6	(4)
2015	(232)	781	(549)
2016	(29,564)	99,685	(70,121)
2017	(505,937)	1,705,956	(1,200,019)

Under our partnership agreement, the incentive distribution rights (“IDRs”) participate in net income (loss) only to the extent of the amount of cash distributions actually declared, thereby excluding the IDRs from participating in undistributed net income (loss). We did not allocate earnings or losses to IDR holders for the purpose of the two class method earnings per unit calculation for any of the periods presented. The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units, the subordinated units, the General Partner and Creole Trail Pipeline Business for purposes of computing net income (loss) per unit (in thousands, except per unit data). The following table also provides net income (loss) per unit, as adjusted, assuming the common units, subordinated units and General Partner had participated in the pre-acquisition date net losses of the Creole Trail Pipeline Business.

The following table provides a reconciliation of net income (loss) and the allocation of net income (loss) to the common units and the subordinated units for purposes of computing net income (loss) per unit (in thousands, except per unit data):

		Limited Partner Units
	Total	Common Units	Class B Units	Subordinated Units	General Partner	Creole Trail Pipeline Business
Year Ended December 31, 2013
Net loss	$(258,117)
Declared distributions	99,015	97,035	—	—	1,980
Assumed allocation of undistributed net loss	$(357,132)	(98,522)	—	(233,680)	(6,780)	(18,150)
Assumed allocation of net income (loss)		$(1,487)	$—	$(233,680)	$(4,800)	$(18,150)
Assumed allocation of net income (loss) adjusted for the Creole Trail Pipeline Business		$(6,762)	$—	$(246,192)	$(5,163)
Weighted average units outstanding		54,235	140,500	135,384
Net loss per unit		$(0.03)	$—	$(1.73)
Net loss per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$(0.12)	$—	$(1.82)

Year Ended December 31, 2012 (1)
Net loss	$(175,431)
Declared distributions	61,501	60,271	—	—	1,230
Amortization of beneficial conversion feature of Class B units	—	(5,149)	25,319	(20,170)	—
Assumed allocation of undistributed net loss	$(236,932)	(46,061)	—	(157,917)	(7,659)	(25,295)
Assumed allocation of net income (loss)		$9,061	$25,319	$(178,087)	$(6,429)	$(25,295)
Assumed allocation of net income (loss) adjusted for the Creole Trail Pipeline Business		3,463	25,319	(197,278)	(6,935)
Weighted average units outstanding		33,470	43,303	135,384
Net income (loss) per unit		$0.27	$0.58	$(1.32)
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$0.10	$0.58	$(1.46)

Year Ended December 31, 2011 (1)
Net loss	$(53,560)
Declared distributions	50,136	49,134	—	—	1,002
Assumed allocation of undistributed net loss	$(103,696)	(14,819)	—	(64,713)	(1,623)	(22,541)
Assumed allocation of net income (loss)		$34,315	$—	$(64,713)	$(621)	$(22,541)
Assumed allocation of net income (loss) adjusted for the Creole Trail Pipeline Business		$30,199	$—	$(82,687)	$(1,072)
Weighted average units outstanding		27,910	—	135,384
Net income (loss) per unit		$1.23	$—	$(0.48)
Net income (loss) per unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business		$1.08	$—	$(0.61)

(1) Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.